Related Parties and Others - Details of Significant Financing Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions				12 Months Ended
	Apr. 20, 2023	Mar. 30, 2023	Mar. 27, 2023	Dec. 31, 2023	Dec. 31, 2021
WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Loans					₩ 878
Collection of loans				₩ 183
LG Electronics Inc [member]
Disclosure of transactions between related parties [Line Items]
Borrowings from related party	₩ 350,000	₩ 650,000	₩ 1,000,000	₩ 1,000,000 [1]

[1]	(*) The Group entered into a loan agreement with LG Electronics Inc. on March 27, 2023 for a total borrowing amount of ~~W~~1,000,000 million, and received ~~W~~650,000 million on March 30, 2023 and ~~W~~350,000 million on April 20, 2023. The repayment plan is instalment payment for a period of one year, granting grace period of two years and the maturity date is March 30, 2026 (see note 12(c)